Retirement Plans (Defined Benefit And Postretirement Benefit Plans) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	May 29, 2011	May 29, 2011		May 30, 2010		May 31, 2009
Effect of one percentage point increase on service and interest cost components		$ 0.8
Effect of one percentage point decrease on service and interest cost components		0.6
Effect of one percentage point increase on accumulated postretirement benefit obligation		5.1
Effect of one percentage point decrease on accumulated postretirement benefit obligation		4.1
Maximum [Member] | Defined Benefit Plans [Member]
Expected employer contribution to the benefit plans	24.0	24.0
Maximum [Member] | Other Investments [Member]
Concentration of market risk related to large investments in a single fund or sector		5.00%
Minimum [Member] | Defined Benefit Plans [Member]
Expected employer contribution to the benefit plans	22.0	22.0
10-Year Rates [Member] | Defined Benefit Plans [Member]
Actual rate of return on plan assets		7.30%
15-Year Rates [Member] | Defined Benefit Plans [Member]
Actual rate of return on plan assets		9.00%
20-Year Rates [Member] | Defined Benefit Plans [Member]
Actual rate of return on plan assets		10.00%
Defined Benefit Plans [Member]
Expected long-term rate of return on plan assets		9.00%	[1]	9.00%	[1]	9.00%
Effect of quarter percentage point change in discount rate on earnings before income taxes		0.7
Effect of quarter percentage point change in expected long term rate of return on plan assets on earnings before income taxes				0.5
Amortization of net actuarial loss	6.3
Postretirement Benefit Plan [Member]
Expected employer contribution to the benefit plans	1.0	1.0
Expected long-term rate of return on plan assets			[1]		[1]
Assumed health care cost trend rate increase in per-capita charges		7.70%
Ultimate health care cost trend rate		5.00%
Year that rate reaches ultimate trend rate	2021	2021
Amortization of net actuarial loss	$ 0
U.S. Equities [Member]
Target asset fund allocation, equities		35.00%
Fixed-Income Securities [Member]
Target asset fund allocation, fixed income securities		30.00%
International Equities [Member]
Target asset fund allocation, equities		15.00%
Real Assets [Member]
Target asset fund allocation, real assets		10.00%
Private Equity Securities [Member]
Target asset fund allocation, equities		10.00%
U.S. Fixed-Income Treasury Securities [Member]
Concentration of market risk related to large investments in a single fund or sector		20.60%
U.S. Value Stock Index Fund [Member]
Concentration of market risk related to large investments in a single fund or sector		11.10%

[1]	Determined as of the beginning of fiscal year.